Consolidated Statements of Net Loss and Comprehensive Loss $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares
Profit or loss [abstract]
Salaries, benefits and directors' fees	$ 9,306		$ 10,352
Office, administrative, and travel	7,853		3,325
Professional fees and insurance	5,661		3,983
Depreciation (Note 7)	1,814		2,126
Share-based payments (Note 11)	35,146		31,389
Total value	59,780		51,175
Finance income	(2,787)		(910)
Mark-to-market loss on convertible debentures (Note 9)	2,863		75,123
Interest expense on convertible debentures (Note 9)	2,179		3,729
Interest on lease liabilities (Note 10)	207		265
Loss (gain) on sale of assets (Note 5, 6)	85		(3,595)
Foreign exchange (gain) loss	(1,017)		68
Other income	0		(29)
Loss before taxes	61,310		125,826
Deferred income tax (recovery) expense (Note 17)	(1,042)		1,122
Net loss	60,268		126,948
Items that may not be reclassified subsequently to profit or loss:
Change in fair value of convertible debentures attributable to the change in credit risk (Note 9)	(149)		336
Change in fair value of marketable securities (Note 5)	3,540		(5,772)
Deferred income tax expense (recovery) (Note 17)	(461)		701
Net comprehensive loss	63,198		122,213
Net loss attributable to:
Shareholders of NexGen Energy Ltd.	56,587		119,087
Non-controlling interests	3,681		7,861
Net loss	60,268		126,948
Net comprehensive loss attributable to:
Shareholders of NexGen Energy Ltd.	58,022		116,869
Non-controlling interests	5,176		5,344
Net comprehensive loss	$ 63,198		$ 122,213
Loss per share attributable to NexGen Energy Ltd. shareholders
Basic and diluted loss per share | $ / shares		$ 0.12		$ 0.26
Weighted average common shares outstanding
Basic and diluted | shares	479,680,438		459,287,424